Employee Benefit Plans And Equity-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Summary Of Service-Based And Performance-Based Awards

	Service-Based Awards			Performance-Based Awards
	Number of Phantom Units	Average Grant Date Fair Value	Total Value (in thousands)	Number of Phantom Units	Average Grant Date Fair Value	Total Value (in thousands)
Unvested at December 31, 2013	105,385	$35.42	$3,733	334,969	$35.79	$11,989
Granted	43,225	$54.05	2,336	82,763	$54.18	4,484
Forfeited	(4,599)	$43.19	(199)	(6,899)	$43.20	(298)
Settled	(31,188)	$27.11	(846)	(96,988)	$28.21	(2,736)
Unvested at December 31, 2014	112,823	$44.53	$5,024	313,845	$42.82	$13,439

Assumptions Used To Determine Fair Value Of Rights

	Assumptions Used for Fair Value of Rights
	December 31, 2014			December 31, 2013			December 31, 2012
Expected life of rights (in years)	Less than 1			Less than 1			Less than 1
Risk-free interest rate	—%	-	0.07%	—%	-	0.07%	—%	-	0.07%
Expected unit price volatility	39.3%			39.3%			39.3%
Expected future distribution yield	5.00%			5.00%			5.00%

Reconciliation Of Rights Activity

	Stock Appreciation Rights	Weighted Average Strike Price	Weighted Average Contractual Remaining Term (Yrs)	Aggregate Intrinsic Value
Outstanding at December 31, 2013	207,498	$17.43
Exercised during 2014	(37,813)	$51.59
Forfeited or expired during 2014	(8,830)	$16.03
Outstanding at December 31, 2014	160,855	$18.08	3.47	$3,906
Exercisable at December 31, 2014	160,855	$18.08	3.47	$3,906

Expense Related To Equity-Based Compensation Plans

	Expense Related to Equity-Based Compensation Plans
Consolidated Statement of Operations	2014	2013	2012
Supply and logistics operating costs	$485	$4,524	$2,707
Marine transportation operating costs	626	586	190
Refinery services operating costs	(62)	1,978	1,427
Pipeline operating costs	(52)	510	247
General and administrative expenses	5,824	11,073	6,448
Total	$6,821	$18,671	$11,019